SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 534,054	¥ 3,474,719		¥ 3,235,007
Other current assets	50,588	329,140		208,929
Total current assets	885,469	5,761,124		4,174,681
Other assets	56,047	364,660		200,492
Long-term investments	363,028	2,361,969		1,064,321
Total assets	2,678,549	17,427,442		9,993,364
Current liabilities:
Short-term debt	20,106	130,815		298,291
Amount due to related parties	5,670	36,890		11,058
Accrued expenses and other current liabilities	194,412	1,264,902		895,837
Total current liabilities	565,068	3,676,501		2,966,081
Long-term debt	756,463	4,921,774
Total liabilities	1,683,470	10,953,162		4,577,207
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 281,379,130 and 294,040,234 shares issued as of December 31, 2016 and 2017, and 278,282,366 and 280,518,358 shares outstanding as of December 31, 2016 and 2017, respectively)	33	212		204
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2016 and 2017, respectively)	(16,496)	(107,331)		(107,331)
Additional paid-in capital	557,019	3,624,135		3,699,056
Retained earnings	423,238	2,753,715		1,812,174
Accumulated other comprehensive (loss) income	25,816	167,965		(4,503)
Total equity	989,610	6,438,696		5,399,600
Total liabilities and equity	2,678,549	17,427,442		9,993,364
Parent Company
Current assets:
Cash and cash equivalents	85,548	556,604	$ 57,488	374,036	¥ 121,025	¥ 94,749
Short-term investments	19,967	129,911
Other current assets	5,691	37,030		173
Total current assets	111,206	723,545		374,209
Other assets	5,059	32,916
Investment in subsidiaries	1,583,514	10,302,818		5,512,131
Long-term investments	119,926	780,272		45,640
Total assets	1,819,705	11,839,551		5,931,980
Current liabilities:
Short-term debt	20,106	130,815		298,291
Amount due to related parties	48,087	312,871		222,402
Accrued expenses and other current liabilities	5,439	35,395		11,687
Total current liabilities	73,632	479,081		532,380
Long-term debt	756,463	4,921,774
Total liabilities	830,095	5,400,855		532,380
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 281,379,130 and 294,040,234 shares issued as of December 31, 2016 and 2017, and 278,282,366 and 280,518,358 shares outstanding as of December 31, 2016 and 2017, respectively)	33	212		204
Treasury shares (3,096,764 and 3,096,764 shares as of December 31 2016 and 2017, respectively)	(16,496)	(107,331)		(107,331)
Additional paid-in capital	557,019	3,624,135		3,699,056
Retained earnings	423,238	2,753,715		1,812,174
Accumulated other comprehensive (loss) income	25,816	167,965		(4,503)
Total equity	989,610	6,438,696		5,399,600
Total liabilities and equity	$ 1,819,705	¥ 11,839,551		¥ 5,931,980